Summary of Significant Accounting Policies (Details Narrative) (10-K)	3 Months Ended			9 Months Ended		12 Months Ended
	Dec. 31, 2019 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2019 USD ($) Segments	Dec. 31, 2018 USD ($)	Mar. 31, 2019 USD ($) Segments	Mar. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)
Net loss	$ (95,418)	$ (317,501)	$ (49,254)	$ (501,988)	$ (184,835)	$ (502,336)	$ (371,612)	$ (371,612)
Revenue	100,845		$ 385,470	246,666	$ 980,524	986,920	622,276
Accumulated deficit	$ (1,602,141)	$ (1,101,017)		$ (1,602,141)		$ (1,101,017)	$ (613,294)	$ (613,294)
Malaysia [Member]
Number of segment | Segments				1		1